CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Preferred Stock Series C [Member]	Preferred Stock Series C1 [Member]	Preferred Stock Series C2 [Member]	Preferred Stock Series D [Member]	Preferred Stock Series E [Member]	Preferred Stock Series F [Member]	Preferred Stock Series F-2 [Member]	Preferred Stock Series G [Member]	Common Stock [Member]	Additional Paid-In Capital	Treasury Stock [Member]	Accumulated Deficit [Member]
Balance, Shares at Dec. 31, 2019			1,000	3,000						3,319,000
Balance, Amount at Dec. 31, 2019	$ (16,935,000)	$ 105,000	$ 170,000	$ 531,000	$ 0					$ 3,394,000	$ 118,552,000	$ (132,000)	$ (139,555,000)
Issuance Of Preferred Stock In Financing, Shares					1,000	2,000
Issuance Of Preferred Stock In Financing, Amount	1,915,000	0	0	0	$ 276,000	$ 1,639,000	$ 0	$ 0	$ 0
Conversion Of Debt Into Common Stock		0	0	0	0
Conversion Of Debt Into Common Stock, Shares										8,132,000
Conversion Of Debt Into Common Stock, Amount	2,929,000									$ 8,000	2,921,000
Issuance Of Common Stock In Financing		0	0	0	0
Warrants Exchanged For Fixed Price Warrants	131,000	0	0	0	0
Issuance Of Common Stock In Financing, Shares										1,526,000
Issuance Of Common Stock In Financing, Amount	461,000									$ 1,000	460,000
Issuance Of Common Stock For Manufacturing Agreements		0	0	0	0
Issuance Of Common Stock For Payment Of Series D Preferred Dividends		0	0	0	0
Issuance Of Warrants In Financing	117,000										117,000
Beneficial Conversion Feature Of Convertible Debt	82,000	0	0	0	0						82,000
Issuance Of Common Stock For Manufacturing Agreements, Shares										12,000
Adjustment To Warrant Liability For Adoption Of Asu 2017-11	627,000	0	0	0	0						627,000
Stock Based Compensation	310,000	0	0	0	0						310,000
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Shares										149,000
Accrued Series D Preferred Stock Dividends	(122,000)	0	$ 0	$ 0	$ 0								(122,000)
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Amount	40,000										40,000
Net Loss	(279,000)	0											(279,000)
Stock-based compensation	310,000
Expense for warrants issued to consultants	$ 0
Balance, Shares at Dec. 31, 2020	13,138,282		1,000	3,000	1,000	2,000				13,138,000
Balance, Amount at Dec. 31, 2020	$ (10,855,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000		0	0	$ 3,403,000	123,109,000	(132,000)	(139,956,000)
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Shares										42,000
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Amount											14,000
Net Loss	(517,000)												(517,000)
Issuance of warrants to consultants											398,000
Conversions of warrants from liability to equity											1,755,000
Accrued preferred dividends													(55,000)
Stock-based compensation	62,000										62,000
Series F preferred offering, shares							2,000
Series F preferred offering, amount	1,667,000								$ 1,667,000
Series G preferred offering, shares									153,000
Issuance of warrants to finders						$ 2,559,000					151,000
Expense for warrants issued to consultants	$ 398,000
Balance, Shares at Mar. 31, 2021	13,180,417		1,000	3,000	1,000	2,000	4,000		153,000	13,180,000
Balance, Amount at Mar. 31, 2021		105,000	$ 170,000	$ 531,000		$ 1,639,000				$ 3,403,000	125,489,000	(132,000)	(140,528,000)
Balance, Shares at Dec. 31, 2020	13,138,282		1,000	3,000	1,000	2,000				13,138,000
Balance, Amount at Dec. 31, 2020	$ (10,855,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000		0	$ 0	$ 3,403,000	123,109,000	(132,000)	(139,956,000)
Warrants Exchanged For Fixed Price Warrants	1,755,000
Issuance Of Common Stock For Payment Of Series D Preferred Dividends		0	0	0	0	0	$ 0	0	0
Stock Based Compensation	227,000	0	0	0	0	0	0	0	0	$ 0	227,000	0	0
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Shares										109,000
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Amount	53,000									$ 0	53,000	0	0
Net Loss	(2,070,000)	0	0	0	0	0	0	0	0	0	0	0	(2,070,000)
Series G preferred offering	0	0	0	0	0					0	0	0	0
Issuance of warrants to consultants	1,172,000	0	0	0	0	0	0	0	0	0	1,172,000	0	0
Accrued preferred dividends	(361,000)	0	0	0	0	0	$ 0	0	0	0	0	0	(361,000)
Stock-based compensation	228,000
Series F preferred offering, shares							1,000
Series G preferred offering, amount						0	$ 0	0	0
Series F preferred offering	1,195,000									0	0	0	0
Series F preferred offering, amount						0	1,195,000	$ 0	$ 0
Series G preferred offering, shares									153,000
Series F-2 Preferred Offering	404,000									0	0	0	0
Conversion Of Debt And Expenses For Series F-2 Preferred Stock	2,559,000									0	0	0	0
Issuance Of Common Stock To Finders, Amount	54,000									0	54,000	0	0
Series F-2 Preferred Offering, Shares								1,000
Series G Redemption	0	0	0	0	0					$ 0	0	0	0
Conversion Of Debt And Expenses For Series F-2 Preferred Stock								2,000
Issuance Of Common Stock For Payment Of Series E Preferred Dividends, Shares										288,000
Series F-2 Preferred Offering, Amount						0	0	$ 404,000	$ 0
Issuance Of Common Stock For Payment Of Series E Preferred Dividends, Amount	118,000									$ 0	118,000	0	0
Warrants Issued With Debt	304,000	0	0	0	0	0	0	0	0	0	304,000	0	0
Conversion Of Debt And Expenses For Series F-2 Preferred Stock, Amount						0	0	2,559,000	0
Conversion Of Warrants From Liabilities To Equity	1,755,000	0	0	0	0	0	0	0	0	$ 0	1,755,000	0	0
Conversion Of Series F Preferred Shares Into Common Stock, Shares										40,000
Conversion Of Series F Preferred Shares Into Common Stock, Amount	0									$ 0	8,000	0	0
Issuance Of Common Stock For Payment Of Series E Preferred Dividends		0	0	0	0	0	0	0	$ 0
Series G Redemption, Shares									(153,000)
Series G Redemption, Amount						0	0	0	$ 0
Conversion Of Series F Preferred Shares Into Common Stock		0	$ 0	$ 0	$ 0	$ 0	$ (8,000)	$ 0	0
Expense for warrants issued to consultants	$ 664,000
Balance, Shares at Dec. 31, 2021	13,607,609		1,000	3,000	1,000	2,000	1,000	3,000		13,673,000
Balance, Amount at Dec. 31, 2021	$ (5,445,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 1,187,000	$ 2,963,000	$ 0	$ 3,403,000	126,800,000	(132,000)	(142,387,000)
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Shares										23,000
Issuance Of Common Stock For Payment Of Series D Preferred Dividends, Amount	15,000										$ 15,000
Net Loss	(507,000)												(507,000)
Accrued preferred dividends	(548,000)					(725,000)							(548,000)
Stock-based compensation	$ 44,000
Issuance Of Common Stock For Payment Of Series E Preferred Dividends, Shares	64,000						(13,000)				64,000
Issuance Of Common Stock For Payment Of Series E Preferred Dividends, Amount	$ 8,000									$ 13,000	$ 8,000
Common stock warrants exercised, shares										4,478,000
Common stock warrants exercised, amount	$ 716,000									$ 4,000	$ 712,000	0	0
Issuance of common stock for payment of Series F preferred dividends, shares	105,000									158,000	105,000
Issuance of common stock for payment of Series F preferred dividends, amount	$ 81,000									$ 96,000	$ 81,000
Issuance of common stock for Series F and Series F-2 one-time 15% dividends	399,000					$ (1,000)					$ 399,000
Conversion of Series E preferred stock to common stock, shares										624,000	722,000
Conversion of Series F preferred stock to common stock, shares										3,070,000	13,000
Issuance of common stock for payment of interest, shares										3,000
Issuance of common stock for payment of interest, amount										$ 121,000
Expense for warrants issued to consultants	79,000										$ 79,000	0	0
expense for warrants issued to con										60,000
Balance, Shares at Mar. 31, 2022			1,000	3,000	1,000	1,000	1,000	3,000		22,316,000
Balance, Amount at Mar. 31, 2022	$ (4,989,000)	$ 105,000	$ 170,000	$ 531,000	$ 276,000	$ 914,000	$ 1,174,000	$ 2,963,000		$ 3,410,000	$ 129,042,000	$ (132,000)	$ (143,442,000)